Organization and Basis of Presentation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Intervals Hotel Brand Room Timeshare Country	Jun. 30, 2014 Room Intervals Country Brand Hotel Timeshare	Dec. 17, 2013	Dec. 31, 2007
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of brands	10	11
Number of hotel properties	4,073	4,158
Number of hotel rooms	672,083	687,222
Number of countries	91	93
Number of timeshare properties	42	44
Number of timeshare units	6,547	6,758
Stock split	9,205,128-for-1
Number of newly issued shares	64,102,564
Number of shares sold by selling stockholder	71,184,153
IPO share price			$ 20.00
Sponsor's percentage of ownership	76.40%			100.00%